UNAUDITED CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 125,337	$ 127,121
Current financial assets at fair value through profit or loss	6,153	2,746
Current financial assets at amortized cost	36,300	36,000
Current contract assets	856	977
Accounts receivable	8,560	7,902
Other receivables	407	352
Current income tax assets	32	271
Inventories	19	18
Other current assets	2,218	2,522
Total current assets	179,882	177,909
Non-current assets
Property, plant and equipment	600	554
Right-of-use assets	720	485
Intangible assets	6,456	32
Deferred income tax assets	2,276	2,047
Guarantee deposits paid	220	146
Total non-current assets	10,272	3,264
Total assets	190,154	181,173
Current liabilities
Current financial liabilities at fair value through profit or loss	158	0
Current contract liabilities	21,719	17,218
Other payables	13,273	11,656
Other payables – related parties	64	46
Current tax liabilities	561	649
Current provisions	1,415	1,899
Current lease liabilities	460	402
Other current liabilities	308	341
Total current liabilities	37,958	32,211
Non-current liabilities
Non-current financial liabilities at fair value through profit or loss	757	1,793
Deferred income tax liabilities	505	0
Non-current lease liabilities	262	108
Net defined benefit liability, non-current	46	46
Total non-current liabilities	1,570	1,947
Total liabilities	39,528	34,158
Equity
Capital stock	10,185
Capital surplus
Capital surplus	513,890	512,990
Retained earnings
Accumulated deficit	(372,920)	(375,420)
Other equity interest
Other equity interest	(529)	(740)
Total equity	150,626	147,015
Total liabilities and equity	190,154	181,173
Perfect class A ordinary shares
Equity
Capital stock	8,506	8,506
Perfect class B ordinary shares
Equity
Capital stock	$ 1,679	$ 1,679